Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
12. FAIR VALUE OF FINANCIAL INSTRUMENTS

12.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments in Marketable Securities – The company holds a portfolio of marketable securities, primarily consisting of equity securities that are classified as either trading or available-for-sale and can be liquidated without restriction. These assets are recorded at fair value, substantially all of which are based upon quoted market prices for identical instruments in active markets (Level 1 inputs). As of December 31, 2010, and 2009, respectively, there were marketable equity securities of $68 million and $58 million included in prepaid expenses and other current assets and $262 million and $233 million of marketable equity securities included in miscellaneous other assets in the consolidated statements of financial position.

Derivative Financial Instruments and Hedging Activities – The company utilizes derivative financial instruments in order to manage exposure to interest rate risk and foreign currency exchange rate risk. The company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments. Interest rate swap agreements utilize floating interest rates as an offset to the fixed-rate characteristics of certain long-term debt instruments. Foreign currency forward contracts are used to manage foreign currency exchange rate risk related to receipts from customers and payments to suppliers denominated in foreign currencies.

Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value, substantially all of which are based on active or inactive markets for identical of similar instruments or model-derived valuations whose inputs are observable (Level 2 inputs). Where model-derived valuations are appropriate, the company utilizes the income approach to determine fair value and uses the applicable London Interbank Offered Rate (LIBOR) swap rate as the discount rate. Changes in the fair value of derivative financial instruments that qualify and are designated as fair value hedges are recorded in earnings from continuing operations, while the effective portion of the changes in the fair value of derivative financial instruments that qualify and are designated as cash flow hedges are recorded in other comprehensive income. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

For derivative financial instruments not designated as hedging instruments as well as the ineffective portion of cash flow hedges, gains or losses resulting from changes in the fair value are reported in Other, net in the consolidated statements of operations. Unrealized gains or losses on cash flow hedges are reclassified from other comprehensive income to earnings from continuing operations upon the recognition of the underlying transactions.

As of December 31, 2010, an interest rate swap with a notional value of $200 million, and foreign currency purchase and sale forward contract agreements with notional values of $40 million and $86 million, respectively, were designated for hedge accounting. The remaining notional values outstanding at December 31, 2010, under foreign currency purchase and sale forward contracts of $8 million and $75 million, respectively, were not designated for hedge accounting.

As of December 31, 2009, an interest rate swap with a notional value of $200 million, and foreign currency purchase and sale forward contract agreements with notional values of $77 million and $151 million, respectively, were designated as hedging instruments. The remaining notional values outstanding at December 31, 2009, under foreign currency purchase and sale forward contracts of $14 million and $73 million, respectively, were not designated for hedge accounting.

The derivative fair values and related unrealized gains and losses at December 31, 2010, and December 31, 2009, were not material.

There were no material transfers of financial instruments between the three levels of fair value hierarchy during the year ended December 31, 2010.

Cash Surrender Value of Life Insurance Policies – The company maintains whole life insurance policies on a group of executives which are recorded at their cash surrender value as determined by the insurance carrier. Additionally, the company has split-dollar life insurance policies on former officers and executives from acquired businesses which are recorded at the lesser of their cash surrender value or premiums paid. The policies are utilized as a partial funding source for deferred compensation and other non-qualified employee retirement plans. As of December 31, 2010, and 2009, the carrying values associated with these policies of $257 million and $242 million, respectively, were recorded in miscellaneous other assets.

Long-Term Debt – As of December 31, 2010, and 2009, the carrying values of long-term debt were $4.7 billion and $4.0 billion, respectively, and the related estimated fair values were $5.1 billion and $4.5 billion, respectively. The fair value of long-term debt was calculated based on interest rates available for debt with terms and maturities similar to the company’s existing debt arrangements.

The carrying amounts of all other financial instruments not discussed above approximate fair value due to their short-term nature.